Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Distillate International Fundamental Stability & Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Distillate International Fundamental Stability & Value ETF NAV
Account Value	$ 11,364	$ 9,323	$ 7,506	$ 10,178
Distillate Small/Mid Cash Flow ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Distillate Small/Mid Cash Flow ETF NAV
Account Value	$ 14,800	12,446
Distillate U.S. Fundamental Stability & Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Distillate U.S. Fundamental Stability & Value ETF NAV
Account Value	$ 24,354	18,905	15,386	16,891	$ 13,230	$ 11,193
Morningstar Global Markets ex-US NR USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets ex-US NR USD
Account Value	$ 12,283	9,838	8,180	10,957
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 15,409	11,398
Russell 2000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return
Account Value	$ 13,039	10,286
Morningstar US Small Cap TR USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Cap TR USD
Account Value	$ 13,540	10,743
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 23,236	17,041	14,012	16,577	12,751	11,074
Russell 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Account Value	$ 18,171	$ 14,223	$ 12,428	$ 14,022	$ 10,385	$ 10,935